Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
31. Events after the reporting period

Subsequent to the year end, in January 2022, the Company acquired Beijing Successor Teaching Equipment Co., Ltd (“Beijing Successor”) at a consideration of a total R
MB
12.5
million, including both cash consideration and contingent equity consideration depending on future performance achieved by the acquiree. Since the acquisition of Beijing Successor was completed shortly before the date of approval of these financial statements, it is not practicable to disclose further details relating to the acquisition.
In February 2022, the Company entered into an agreement for a strategic investment in KOLO, which aims to utilise blockchain technology and NFT applications to drive innovation in the classical music industry, increase the monetisation of classical music digital assets, build a digital economy for musicians, provide value to users, and foster mutually-beneficial partnerships among industry participants
.